UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio

October 31, 2007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Alabama – 1.7%

$90	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health System Inc., Series 2005A, 5.250%, 11/15/20	11/15 at 100.00	Baa1	$92,281
	Alaska – 2.8%

145	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2006-2, 5.500%, 12/01/21 – MBIA Insured (Alternative Minimum Tax)	12/16 at 100.00	AAA	156,156
	Colorado – 8.0%

200	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan Society, Series 2006, 5.250%, 6/01/17	6/16 at 100.00	A–	209,632

75	Colorado Health Facilities Authority, Revenue Bonds, Yampa Valley Medical Center, Series 2007, 5.000%, 9/15/15	No Opt. Call	BBB–	75,896

150	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%, 11/15/14 – FGIC Insured	11/11 at 100.00	AAA	159,521
425	Total Colorado			445,049
	Florida – 7.3%

25	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Series 2007A, 6.000%, 5/01/38	5/17 at 100.00	N/R	23,619

25	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	5/17 at 100.00	N/R	23,027

75	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 5.750%, 10/01/22	10/17 at 100.00	BBB	78,546

75	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007, 6.375%, 5/01/17	No Opt. Call	N/R	75,531

200	University of Florida Research Foundation, Inc., Capital Improvement Revenue Bonds, Series 2003, 5.125%, 9/01/33 – AMBAC Insured	9/09 at 100.00	Aaa	204,000
400	Total Florida			404,723
	Georgia – 1.1%

60	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007, 5.250%, 10/01/18	10/17 at 100.00	A2	63,640
	Illinois – 16.4%

100	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%, 8/01/37	8/17 at 100.00	A–	100,403

75	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc., University Center Project, Series 2006B, 5.000%, 5/01/13	No Opt. Call	Baa3	75,989

200	Illinois Housing Development Authority, Housing Finance Bonds, Series 2006G, 4.800%, 7/01/32	7/16 at 100.00	A+	194,492

250	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel Revenue Bonds, Series 2005B, 5.250%, 1/01/30	1/16 at 100.00	AA–	254,550

250	Saint Clair County High School District 203, O’Fallon, Illinois, General Obligation Bonds, Series 2007, 5.750%, 12/01/26 – AMBAC Insured	12/17 at 100.00	AAA	283,228
875	Total Illinois			908,662
	Indiana – 9.9%

250	Central Nine Career Charter School Building Corporation, Indiana, General Obligation Bonds, Series 2007, 5.500%, 1/15/17	No Opt. Call	A	271,600

200	Noblesville Redevelopment Authority, Indiana, Lease Rental Revenue Bonds, Hamilton Town Project, Series 2006, 5.000%, 8/01/23	8/16 at 100.00	A+	205,914

75	Portage, Indiana, Revenue Bonds, Series 2006, 5.000%, 7/15/23	7/16 at 100.00	BBB+	74,631
525	Total Indiana			552,145

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Portfolio of Investments (Unaudited)

Municipal Total Return Managed Accounts Portfolio (continued)

October 31, 2007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Kansas – 1.2%

$65	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/29	9/17 at 100.00	N/R	$65,042
	Michigan – 8.2%

150	Michigan Higher Education Facilities Authority, Revenue Bonds, Kalamazoo College Project, Series 2007, 5.000%, 12/01/33	12/17 at 100.00	A1	151,593

200	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2003, XVII-I, 4.750%, 3/01/18 – AMBAC Insured (Alternative Minimum Tax)	3/14 at 100.00	AAA	204,154

100	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 4.750%, 10/15/25	4/08 at 100.00	A+	98,690
450	Total Michigan			454,437
	Minnesota – 2.2%

100	Becker, Minnesota, Pollution Control Revenue Bonds, Northern States Power Company, Series 1992A, 8.500%, 3/01/19	8/12 at 101.00	A	120,107
	Missouri – 1.4%

75	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.250%, 9/01/15	No Opt. Call	N/R	77,201
	New Jersey – 1.8%

100	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004, 5.625%, 6/15/19	6/10 at 100.00	BBB	101,647
	New Mexico – 4.5%

250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Series 2007A, 5.150%, 6/01/37 – FGIC Insured (Alternative Minimum Tax)	6/12 at 100.00	AAA	252,293
	North Carolina – 1.8%

100	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007, 5.250%, 10/01/21	10/17 at 100.00	BBB	101,502
	Ohio – 12.1%

100	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24	6/17 at 100.00	BBB	96,530

240	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	AA–	261,065

200	Huron County, Ohio, Hospital Facilities Revenue Bonds, Fisher-Titus Medical Center, Series 2007, 5.250%, 12/01/17	6/17 at 100.00	A	211,008

100	Toledo-Lucas County Port Authority, Ohio, Special Assessment Revenue Bonds, Crocker Park Project, Series 2003, 5.375%, 12/01/35	12/13 at 102.00	N/R	101,666
640	Total Ohio			670,269
	Oklahoma – 3.7%

200	Norman Regional Hospital Authority, Oklahoma, Revenue Bonds, Series 2007, 5.250%, 9/01/21 – RAAI Insured	9/17 at 100.00	AA	206,816
	Rhode Island – 3.7%

200	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2007 Series 57-B, 5.150%, 4/01/22 (Alternative Minimum Tax)	4/17 at 100.00	AA+	203,198
	Utah – 1.8%

100	Utah State Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Series 2007A, 5.750%, 7/15/22 (WI/DD, Settling 11/01/07)	7/15 at 102.00	N/R	99,353
	Virginia – 1.8%

100	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A, 5.250%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	102,209

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Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Washington – 1.4%

$75	Skagit County Public Hospital District 1 , Washington, Skagit Vallay Hospital, Series 2007, 5.750%, 12/01/28	12/17 at 100.00	Baa2	$77,932
	Wisconsin – 1.4%

75	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/27	6/12 at 100.00	BBB	77,560
$5,050	Total Long-Term Investments (cost $5,193,827) – 94.2%			5,232,222

	Short-Term Investments – 6.6%

$366	State Street Global Advisors Money Market Fund, Tax Free Obligation			366,380

	Total Short-Term Investments (cost $366,380)			366,380

	Total Investments (cost $5,560,207) – 100.8%			5,598,602

	Other Assets Less Liabilities – (0.8)%			(43,812)

	Net Assets – 100%			$5,554,790

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2007, the cost of investments was $5,560,201.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2007, were as follows:

Gross unrealized:
Appreciation	$50,062
Depreciation	(11,661)
Net unrealized appreciation (depreciation) of investments	$38,401

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 28, 2007

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 28, 2007